Goldman Sachs Central Government Fund Investment Objectives and Goals - Institutional Shares [Member] - Goldman Sachs Central Government Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Central Government Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Central Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.